SEGMENTED REPORTING (Tables)	6 Months Ended
Feb. 28, 2021
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At February 28, 2021	Assets	Liabilities

Canada	$10,780	$31,558
South Africa	39,991	367
	$50,771	$31,925

At August 31, 2020	Assets	Liabilities

Canada	$2,101	$40,922
South Africa	35,314	636
	$37,415	$41,558

Comprehensive Loss (Income) for the period ended	February 29, 2021	February 29, 2020

Canada	$7,974	$2,973
South Africa	(4,746)	467
	$3,228	$3,440